Loss Per Share	12 Months Ended
Jun. 30, 2026
Loss per Share [Abstract]
Loss per Share

Note 7. Loss per Share

	30 June 2026	30 June 2025	30 June 2024
	A$	A$	A$

Basic/Diluted loss per share (in cents)	1.24	2.26	3.04

a) Net loss used in the calculation of basic and diluted loss per share	3,679,999	5,215,987	6,936,957

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	297,091,732	230,936,840	227,860,641

The Company is currently in a loss making position and thus the impact of potential issuance of shares is concluded as anti-dilutive which includes the Company’s options and warrants and performance rights. Treasury shares are excluded from the calculation of weighted average number of ordinary shares.